Stockholders' Equity - Stock and Warrant Issuances - Additional Information (Details)			1 Months Ended						2 Months Ended	12 Months Ended
	Oct. 10, 2017 shares	Apr. 02, 2017 USD ($)	Nov. 30, 2017 USD ($) Investor shares	Oct. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jul. 31, 2015 USD ($) shares	Feb. 28, 2015 USD ($) shares	Oct. 31, 2013 USD ($) shares	Dec. 31, 2017 Investor $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jun. 06, 2016 USD ($) shares	Oct. 20, 2015 USD ($)	Dec. 31, 2014 $ / shares shares
Stockholders Equity Note [Line Items]
Sale of common stock, net of expenses (in shares)				1,215		1,670	440	234
Proceeds from issuance of private placement | $				$ 1,200,000			$ 2,600,000	$ 7,500,000
Net proceeds from issuance of private placement | $				$ 1,100,000			$ 2,500,000	$ 6,900,000
Number of warrants outstanding (in shares)									7,005,952	7,005,952	20,616	3,224			152
Sale of units to underwriter						1,670
Proceeds of common stock issued, net of related expenses | $						$ 6,000,000
Maximum [Member]
Stockholders Equity Note [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares									$ 39,424	$ 39,424	$ 39,424	$ 39,424			$ 39,424
Maximum offering and selling of stock and securities that entity make to raise capital | $														$ 71,800,000
Minimum [Member]
Stockholders Equity Note [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares									$ 2.45	2.45	$ 563.50	$ 4,144			$ 9,800
Amendment to Restructuring Agreement [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock	127,551								127,551
Warrants exercisable per share price (in dollars per share) | $ / shares									$ 122.50	$ 122.50
Number of warrants outstanding (in shares)									5,000	5,000
Term period for warrants									4 years 6 months
Warrants exercised (in shares)									122,551
Number of investors | Investor									2
Warrants exercise price description										The warrants contain a cashless exercise provision that allows the holders to exercise each warrant for three shares of common stock.
Shares issuable upon warrants exercised									367,653	367,653
Securities Purchase Agreement [Member] | Warrant Repurchase Agreements [Member]
Stockholders Equity Note [Line Items]
Aggregate amount to be paid in exchange for cancellation of warrants | $		$ 7,900,000
Common Shares [Member]
Stockholders Equity Note [Line Items]
Sale of common stock, net of expenses (in shares)											1,223	2,109
Common shares and rights issued										113,643,624	5,158
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Debt instrument, principal face amount | $													$ 35,000,000
Senior Secured Convertible Notes [Member] | Rights [Member]
Stockholders Equity Note [Line Items]
Common shares and rights issued										108,900,000
Senior Secured Convertible Notes [Member] | Common Shares [Member]
Stockholders Equity Note [Line Items]
Common shares and rights issued										112,200,000
Series A Common Stock Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares									$ 49.00	$ 49.00
Number of warrants outstanding (in shares)									541,000,000	541,000,000
Warrants exercised (in shares)										300	700
Net proceeds from exercise of warrants | $										$ 15,000	$ 400,000
Number of warrants converted						1,253					399
Gross proceeds from underwriting offering | $						$ 7,000,000
Warrants expiry period										5 years
Series B Common Stock Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants exercised (in shares)											399
Net proceeds from exercise of warrants | $											$ 800,000
Number of warrants converted						1,670,000,000
Remaining outstanding warrants expired											1,271
Warrants expiration date										Jan. 29, 2016
Series A and B Common Stock Warrants [Member]
Stockholders Equity Note [Line Items]
Value of warrants issued | $						$ 3,400,000
2013 Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock								106
Value of warrants issued | $								$ 1,900,000
Warrants exercisable per share price (in dollars per share) | $ / shares									$ 39,424	$ 39,424
Number of warrants outstanding (in shares)									106	106
Term period for warrants										5 years
February 2015 Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock							197
Value of warrants issued | $							$ 800,000
Warrants exercisable per share price (in dollars per share) | $ / shares									$ 49.00	$ 49.00
Number of warrants outstanding (in shares)									92	92
Term period for warrants										5 years
Warrants exercised (in shares)											114
Net proceeds from exercise of warrants | $											$ 100,000
Series C Warrants [Member]
Stockholders Equity Note [Line Items]
Value of warrants issued | $					$ 27,800,000
Aggregate amount to be paid in exchange for cancellation of warrants | $										$ 7,876,000	$ 0	$ 0
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Warrant Repurchase Agreements [Member]
Stockholders Equity Note [Line Items]
Aggregate amount to be paid in exchange for cancellation of warrants | $					$ 7,900,000
Series C Warrants [Member] | Senior Secured Convertible Notes [Member]
Stockholders Equity Note [Line Items]
Number of warrants converted					19,368
Debt instrument, principal face amount | $					$ 35,000,000
Series C Warrants [Member] | Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Shares issuable upon warrants exercised													20,000
October 2016 Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock				425
Value of warrants issued | $				$ 300,000
Warrants exercisable per share price (in dollars per share) | $ / shares									$ 49.00	$ 49.00
Number of warrants outstanding (in shares)									225	225
Term period for warrants										5 years
Warrants exercised (in shares)											200
Net proceeds from exercise of warrants | $											$ 100,000
November 2017 Warrants [Member] | Exchange Agreement [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock			7,000,000
Value of warrants issued | $			$ 14,400,000
Warrants exercisable per share price (in dollars per share) | $ / shares									$ 2.45	$ 2.45
Number of warrants outstanding (in shares)									7,000,000	7,000,000
Term period for warrants										5 years
Number of investors | Investor			2